Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income taxes [Abstract]
Deferred tax asset	$ 0	$ 21,974
Deferred tax liability	0	(25,920)
Net deferred tax assets (liabilities)	$ 0	$ (3,946)	$ (89,345)